Statement of Additional Information Supplement	May 27, 2022

Putnam California Tax Exempt Income Fund -
Statement of Additional Information dated January 30, 2022

Putnam Intermediate –Term Municipal Income Fund -
Statement of Additional Information dated March 30, 2022

Putnam Massachusetts Tax Exempt Income Fund -
Statement of Additional Information dated September 30, 2021

Putnam Minnesota Tax Exempt Income Fund -
Statement of Additional Information dated September 30, 2021

Putnam New Jersey Tax Exempt Income Fund -
Statement of Additional Information dated September 30, 2021

Putnam New York Tax Exempt Income Fund -
Statement of Additional Information dated March 30, 2022

Putnam Ohio Tax Exempt Income Fund -
Statement of Additional Information dated September 30, 2021

Putnam Pennsylvania Tax Exempt Income Fund -
Statement of Additional Information dated September 30, 2021

Putnam Strategic Intermediate Municipal Fund -
Statement of Additional Information dated November 30, 2021

Putnam Tax Exempt Income Fund -
Statement of Additional Information dated January 30, 2022

Putnam Tax-Free High Yield Fund -
Statement of Additional Information dated November 30, 2021

Effective July 1, 2022, similar disclosure under the heading Sales Charges and Other Class Features—Retail Investors—Initial sales charges for class A, class M and class N shares in the section HOW TO BUY SHARES is deleted in its entirety and replaced with the following:

For Growth Funds, Blend Funds, Value Funds, Asset Allocation Funds (excluding George Putnam Balanced Fund and Putnam PanAgora Risk Parity Fund), Global Sector Funds, Putnam Retirement Advantage Funds (excluding Putnam Retirement Advantage Maturity Fund) and RetirementReady® Funds (excluding Putnam RetirementReady Maturity Fund) only:

	CLASS A
		Amount of sales
		charge
		reallowed to
	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of
offering price ($)	offering price	offering price
Under 50,000	5.75%	5.00%
50,000 but under 100,000	4.50	3.75
100,000 but under 250,000	3.50	2.75
250,000 but under 500,000	2.50	2.00
500,000 but under 1,000,000	2.00	1.75
1,000,000 and above	NONE	NONE

For Putnam PanAgora Risk Parity Fund and Putnam Multi-Asset Absolute Return Fund only:

	CLASS A
		Amount of sales
		charge
		reallowed to
	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of
offering price ($)	offering price	offering price
Under 50,000	5.75%	5.00%
50,000 but under 100,000	4.50	3.75
100,000 but under 250,000	3.50	2.75
250,000 but under 500,000	2.50	2.00
500,000 and above	NONE	NONE

For Putnam Retirement Advantage Maturity Fund, Putnam RetirementReady Maturity Fund, Taxable Income Funds (except for Putnam Fixed Income Absolute Return Fund, Money Market Funds, Putnam Floating Rate Income Fund, Putnam Ultra Short Duration Income Fund, Putnam Diversified Income Trust, Putnam High

Yield Fund, Putnam Income Fund, and Putnam Short Duration Bond Fund), and for purchases of Tax-Exempt Funds (except for Putnam Short-Term Municipal Income Fund) prior to July 1, 2022:

	CLASS A
		Amount of sales
		charge
		reallowed to
	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of
offering price ($)	offering price	offering price
Under 50,000	4.00%	3.50%
50,000 but under 100,000	4.00	3.50
100,000 but under 250,000	3.25	2.75
250,000 but under 500,000	2.50	2.00
500,000 and above	NONE	NONE

For purchases of Tax-Exempt Funds (except for Putnam Short-Term Municipal Income Fund and Putnam Strategic Intermediate Municipal Fund) on or after July 1, 2022:

	CLASS A
		Amount of sales
		charge
		reallowed to
	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of
offering price ($)	offering price	offering price
Under 50,000	4.00%	3.50%
50,000 but under 100,000	3.25	2.75
100,00 but under 250,000	2.50	2.00
250,000 and above	NONE	NONE

For Putnam Fixed Income Absolute Return Fund and Putnam Floating Rate Income Fund only:

	CLASS A
		Amount of sales
		charge
		reallowed to
	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of
offering price ($)	offering price	offering price
Under 100,000	2.25%	2.00%
100,000 but under 250,000	1.75%	1.50%
250,000 but under 500,000	1.25%	1.00%
500,000 and above	NONE	NONE

For purchases of Putnam Short-Term Municipal Income Fund, purchases of Putnam Strategic Intermediate Municipal Fund only on or after July 1, 2022, and purchases of Putnam Short Duration Bond Fund only prior to January 1, 2021:

	CLASS A
		Amount of sales
		charge
		reallowed to
	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of
offering price ($)	offering price	offering price
Under 100,000	2.25%	2.00%
100,000 but under 250,000	1.25%	1.00%
250,000 and above	NONE	NONE

For purchases of Putnam Short Duration Bond Fund on or after January 1, 2021:

	CLASS A
		Amount of sales
		charge
		reallowed to
	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of
offering price ($)	offering price	offering price
Under 100,000	2.25%	2.00%
100,000 – 249,999	1.25%	1.00%
250,000 and above	NONE	NONE

For George Putnam Balanced Fund only:

	CLASS A		CLASS M
		Amount of sales		Amount of sales
		charge		charge
		reallowed to		reallowed to
	Sales charge as	dealers as a	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of	a percentage of	percentage of
offering price ($)	offering price	offering price	offering price	offering price
Under 50,000	5.75%	5.00%	3.50%	3.00%
50,000 but under 100,000	4.50	3.75	2.50	2.00
100,000 but under 250,000	3.50	2.75	1.50	1.00
250,000 but under 500,000	2.50	2.00	1.00	1.00
500,000 but under 1,000,000	2.00	1.75	1.00	1.00
1,000,000 and above	NONE	NONE	N/A	N/A

For Putnam Diversified Income Trust, Putnam High Yield Fund and Putnam Income Fund only:

	CLASS A		CLASS M
		Amount of sales		Amount of sales
		charge		charge
		reallowed to		reallowed to
	Sales charge as	dealers as a	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of	a percentage of	percentage of
offering price ($)	offering price	offering price	offering price	offering price
Under 50,000	4.00%	3.50%	3.25%	3.00%
50,000 but under 100,000	4.00	3.50	2.25	2.00
100,000 but under 250,000	3.25	2.75	1.25	1.00
250,000 but under 500,000	2.50	2.00	1.00	1.00
500,000 and above	NONE	NONE	N/A*	N/A*

*The funds will not accept purchase orders for class M shares (other than by employer-sponsored retirement plans) where the total of the current purchase, plus existing account balances that are eligible to be linked under a right of accumulation (as described below) is $500,000 or more.

For all Putnam Funds that offer class N shares:

	CLASS N
		Amount of sales
		charge reallowed to
	Sales charge as a	dealers as a
Amount of transaction at	percentage of	percentage of
offering price ($)	offering price	offering price
Under 50,000	1.50%	1.25%
50,000 but under 100,000	1.25%	1.00%
100,000 but under 250,000	1.00%	0.75%
250,000 and above	NONE	NONE

PUTNAM INVESTMENTS	SAI supplement - 5/22

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